Subsequent Events (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events
Purchase price			¥ 41,797
Subsequent event
Subsequent Events
Purchase price		¥ 30,000
Prepaid amount		¥ 115,000
Second Amended 2021 Share Plan | Subsequent event
Subsequent Events
Number of shares authorized to issue	1,734,760
Annual increase of shares authorized to issue (as a percent)	2.00%